Contractual Commitments - Granted Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class XVI NO [Member]
Schedule of Granted Guarantees [Line Items]
Balance of reserve and payment account for holders of class XVI NO	$ 138	$ 160	$ 19
Percentage of debt services	125.00%
Period within which the amount deposited in the reserves shall be paid	6 months
Reserve and payment account outstanding amount	$ 40	25
Reserve and payment account maximum amount	178	$ 185
Granted Guarantees [member]
Schedule of Granted Guarantees [Line Items]
Assumed other commitments	84
Bank guarantees issued	$ 10